TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement Dated June 1, 2017

to the

Prospectus dated May 1, 2017

Effective on or about June 5, 2017, based on changes to the underlying fund portfolios, the name changes will apply to the applicable subaccounts:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
Janus Aspen Perkins Mid Cap Value Portfolio	Janus Henderson Mid Cap Value Portfolio
Janus Aspen Enterprise Portfolio	Janus Henderson Enterprise Portfolio
Janus Aspen Global Research Portfolio	Janus Henderson Global Research Portfolio

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2017